Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other Receivables Table [Abstract]
Schedule of Trade and Other Receivables
	At December 31 2022	At December 31 2021
	£’000	£’000

Trade receivables	24,475	15,021
Prepayments	21,255	28,124
Contract assets	248	3,451
VAT recoverable	8,445	30,499
Other receivables	12,336	10,982
	66,759	88,077
Allowance for expected credit losses	(4,000)	(225)

Total trade and other receivables	62,759	87,852

Current	56,259	77,884
Non-current	6,500	9,968

Schedule of Allowance for Expected Credit Losses of Trade and Other Receivables
Allowance for expected credit losses
£’000

At December 31, 2020	-

Provision for expected credit losses	225
At December 31, 2021	225

Provision for expected credit losses	3,775
At December 31, 2022	4,000